RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 3. RELATED PARTY TRANSACTIONS

Due to Parent

Amounts due to Parent represent general and administrative expenses paid on behalf of the Company by Parent and is due on demand. As of June 30, 2026 and December 31, 2025, amounts due to Parent amounted to $120,378 and $0, respectively.